UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-21274
                                                     -----------

               Columbia Management Multi-Strategy Hedge Fund, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
           ----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:  617-772-3672
                                                            --------------

                        Date of fiscal year end:  March 31
                                                 ----------

                  Date of reporting period: September 30, 2007
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             Columbia Management
                                                  Multi-Strategy Hedge Fund, LLC







FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        Financial Statements (unaudited)

                      Six Months Ended September 30, 2007




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.................  1
Schedule of Investments...............................................  2
Statement of Operations...............................................  5
Statements of Changes in Members' Capital.............................  6
Statement of Cash Flows...............................................  7
Financial Highlights..................................................  8
Notes to Financial Statements ........................................ 10
Investment Contract Renewal Disclosure. .............................. 20

               Columbia Management Multi-Strategy Hedge Fund, LLC

        Statement of Assets, Liabilities and Members' Capital (Unaudited)

                               September 30, 2007


ASSETS

Investments in Portfolio Funds and options, at fair value (cost $179,733,538)                                   $ 232,022,210
Cash                                                                                                                5,109,332
Restricted Cash                                                                                                       975,271
Margin deposits with broker for Futures contracts                                                                     531,059
Redemptions receivable from investments in Portfolio Funds                                                         10,174,223
Investments Paid in Advance                                                                                         1,400,000
Interest receivable                                                                                                    14,354
Prepaid insurance                                                                                                       9,103
Other assets                                                                                                            4,500
                                                                                                                -------------
    TOTAL ASSETS                                                                                                  250,240,052
                                                                                                                -------------
LIABILITIES AND MEMBERS' CAPITAL

Capital contributions received in advance                                                                           4,384,000
Capital withdrawals payable                                                                                           971,383
Management fee payable                                                                                                200,663
Professional fees payable                                                                                             175,645
Administration fee payable                                                                                             19,806
Subadviser out-of-pocket expenses payable                                                                              14,248
Variation margin on futures contracts                                                                                   3,975
Other liabilities                                                                                                      30,380
                                                                                                                -------------
    TOTAL LIABILITIES                                                                                               5,800,100
                                                                                                                -------------
         NET ASSETS                                                                                             $ 244,439,952
                                                                                                                =============
MEMBERS' CAPITAL
    Net capital (1)                                                                                             $ 192,155,255
    Net unrealized gain / (loss) on investments in Portfolio Funds, futures and options                            52,284,697
                                                                                                                -------------
       MEMBERS' CAPITAL                                                                                         $ 244,439,952
                                                                                                                =============

(1) Net capital includes cumulative net investment income/(losses) and net realized gains/(losses) on investments in Portfolio Funds, futures and options.


   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)

                               September 30, 2007

                                                                                                                       % OF MEMBERS'
     INVESTMENTS IN PORTFOLIO FUNDS                                              COST (A)              FAIR VALUE         CAPITAL
     ------------------------------                                           -------------           ------------     -------------

     DISTRESSED
     Anchorage Capital Partners, L.P.                                          $ 4,800,000            $ 5,753,351            2.35
     Anchorage Short Credit Fund, L.P.                                           5,100,000              5,107,834            2.09
     Blue Mountain Credit Alternatives Fund, L.P.                                5,100,000              4,869,402            1.99
     D.B. Zwirn Special Opportunities Fund, L.P.                                 4,300,000              5,583,477            2.28
     Greywolf Capital Partners II, L.P.                                          5,000,000              5,016,500            2.05
     Harbinger Capital Partners Special Situations Fund, L.P.                    5,000,000              6,136,367            2.51
     Highland Crusader Fund, L.P.                                                3,834,955              5,772,306            2.36
     King Street Capital, L.P.                                                   5,098,161              7,737,124            3.17
     Redwood Domestic Fund, L.P.                                                 1,200,000              3,168,073            1.30
     Silver Point Capital Fund, L.P.                                             3,200,000              6,422,271            2.63
                                                                               --------------------------------------------------
     TOTAL DISTRESSED                                                           42,633,116             55,566,705           22.73

     EVENT DRIVEN
     Davidson Kempner Partners, L.P.                                             2,800,000              4,283,415            1.75
     Elliott Associates, L.P.                                                    2,600,000              5,306,875            2.17
     Magnetar Capital, L.P.                                                      5,100,000              5,254,353            2.15
     Perry Partners, L.P.                                                        3,903,854              6,570,185            2.69
     Seneca Capital, L.P.                                                        3,766,663              6,980,170            2.86
                                                                               ---------------------------------------------------
     TOTAL EVENT DRIVEN                                                         18,170,517             28,394,998           11.62

     LONG AND/OR SHORT EQUITY
     Adelphi Europe Partners, L.P.                                               5,682,366              6,645,659            2.72
     Alson Signature Fund, L.P.                                                  3,019,243              4,289,453            1.75
     Black Bear Fund I, L.P.                                                     1,500,000              3,009,336            1.23
     Blue Harbour Strategic Value Partners, L.P.                                 4,000,000              3,802,868            1.56
     Broad Peak Fund, L.P.                                                       2,000,000              1,990,878            0.81
     Cavalry Technology, L.P.                                                    1,695,647              2,432,428            0.99
     Elm Ridge Capital Partners, L.P.                                            6,350,000              8,318,554            3.40
     Empire Capital Partners, L.P.                                               2,283,715              3,607,667            1.48
     Galante Partners, L.P.                                                      4,500,000              4,720,457            1.93
     Greenlight Capital Qualified, L.P.                                            700,000              1,709,160            0.70
     Impala Fund, L.P.                                                           5,000,000              5,804,555            2.37
     Indus Japan Fund, L.P.                                                      2,400,000              4,048,613            1.66
     Kingsford Capital Partners, L.P.                                            6,499,853              6,242,704            2.55


   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)

                               September 30, 2007

                                                                                                                       % OF MEMBERS'
                                                                                COST (A)              FAIR VALUE         CAPITAL
                                                                              -------------          ------------     -------------

     LONG AND/OR SHORT EQUITY (CONTINUED)
     Montrica Global Opportunities Fund, L.P.                                 $  5,900,000            $ 5,994,984            2.45
     Point Biomedical Corp.                                                         17,129                 17,129            0.01
     Roadway Partners, L.P.                                                      1,209,644              1,925,103            0.79
     Scout Capital Partners II, L.P.                                             4,496,209              7,088,542            2.90
     Spring Point Contra Partners, L.P.                                          4,850,000              4,318,396            1.77
     Thruway Partners, L.P.                                                      1,761,996              3,083,687            1.26
     Tosca                                                                       4,100,000              4,195,944            1.72
     Tosca Asia                                                                  3,600,000              3,857,148            1.58
     Tremblant Partners, L.P.                                                    3,743,615              6,165,680            2.52
     Trian Partners, L.P.                                                        3,400,000              3,852,260            1.58
                                                                              ----------------------------------------------------
     TOTAL LONG AND/OR SHORT EQUITY                                             78,709,417             97,121,205           39.73

     MULTI-ARBITRAGE
     Canyon Value Realization Fund, L.P.                                         5,176,734              7,537,204            3.08
     HBK Fund, L.P.                                                              6,095,423              7,528,695            3.08
     Kamunting Street, L.P.                                                      5,500,000              5,622,835            2.30
     OZ Domestic Partners, L.P.                                                  4,680,226              6,934,640            2.84
     Parkcentral Global, L.P.                                                    3,421,801              4,836,764            1.98
     Sandelman Partners Multi-Strategy Fund, L.P.                                5,100,000              4,705,615            1.93
     Stark Investments, L.P.                                                     5,562,237              7,726,171            3.16
     SuttonBrook Capital Partners, L.P.                                          4,525,698              5,974,708            2.44
                                                                              ----------------------------------------------------
     TOTAL MULTI-ARBITRAGE                                                      40,062,119             50,866,632           20.81

     TOTAL INVESTMENT IN PORTFOLIO FUNDS                                       179,575,169            231,949,540           94.89%
                                                                              ----------------------------------------------------
     OPTIONS PURCHASED

     NUMBER
     OF CONTRACTS
     -------------
     43     S&P 500 Put, Expires December 2007                                     158,369                 72,670            0.03%
                                                                              ----------------------------------------------------
     TOTAL INVESTMENTS IN PORTFOLIO FUNDS AND OPTIONS                         $179,733,538            232,022,210           94.92%
                                                                              ----------------------------------------------------

     Other assets, less liabilities                                                                    12,417,742            5.08%
                                                                                                     -----------------------------

     MEMBERS' CAPITAL                                                                                $244,439,952          100.00%
                                                                                                     =============================



   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                               September 30, 2007



     FUTURES CONTRACTS                                               UNREALIZED
     SALES                    TYPE           EXPIRATION DATE       DEPRECIATION
     -----------------     -------------   -------------------    --------------
     15                    S&P 500 EMINI     December 2007           ($3,975)




The investments in Portfolio Funds shown above, representing 94.89% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on September 30, 2007 are summarized below based on the investment strategy of each specific Portfolio Fund.


                                                     % OF TOTAL
                                                    INVESTMENTS IN
     INVESTMENT STRATEGY                            PORTFOLIO FUNDS
     --------------------                          -----------------
     Long and/or Short Equity                             41.87%
     Multi-Arbitrage                                      21.93
     Distressed                                           23.96
     Event Driven                                         12.24
                                                        -------
     TOTAL                                               100.00%
                                                        =======



(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $202,574,913. Net unrealized appreciation on investments for tax purposes was $29,374,627, consisting of $32,797,776 of gross unrealized appreciation and $3,423,149 of gross unrealized depreciation.



   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Operations (Unaudited)

                   For the Six Months Ended September 30, 2007


INVESTMENT INCOME
    Interest income                                                                     $   283,238
    Other income                                                                             33,521
                                                                                        -----------
       TOTAL INVESTMENT INCOME                                                              316,759
                                                                                        -----------
EXPENSES
    Management fees                                                                       1,076,842
    Administration fees                                                                     107,316
    Audit and tax service fees                                                               61,500
    Insurance fees                                                                           54,615
    Legal fees                                                                               50,000
    Directors fees                                                                           15,000
    Custodian fees                                                                            6,516
    Subadvisor out-of-pocket expenses                                                         4,815
    Registration fees                                                                         2,000
    Other expenses                                                                           68,929
                                                                                        -----------
       TOTAL EXPENSES                                                                     1,447,533
                                                                                        -----------
NET INVESTMENT LOSS                                                                      (1,130,774)
                                                                                        -----------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS IN PORTFOLIO FUNDS, FUTURES
    AND OPTIONS
    Net realized gain on investments in Portfolio Funds and Options                       3,449,774
    Net realized loss on investments in Futures                                            (195,663)
    Net change in unrealized appreciation on investments in Portfolio Funds,
       Futures and Options                                                                5,327,277
                                                                                        -----------
       NET REALIZED AND  UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS,
          FUTURES AND OPTIONS                                                             8,581,388
                                                                                        -----------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                $ 7,450,614
                                                                                        ===========


   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

              Statements of Changes in Members' Capital (Unaudited)

                                                                                SPECIAL
                                                                                MEMBERS           MEMBERS               TOTAL
                                                                               --------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2006                                               $      -        $181,041,694         $ 181,041,694

   Capital contributions                                                         12,070          17,731,013            17,743,083

   Capital withdrawals                                                         (967,347)        (37,519,231)          (38,486,578)

   Net increase in Members' Capital derived
       from operations                                                                -          17,177,484            17,177,484

   Reallocation from Special Member (see Note 8)                                (12,070)             12,070                     -

   Reallocation of incentive allocation                                         967,347            (967,347)                    -
                                                                               --------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2007                                                      -         177,475,683            177,475,683
                                                                               --------------------------------------------------

   Capital contributions                                                              -          69,837,741            69,837,741

   Capital withdrawals                                                          (50,259)        (10,273,827)          (10,324,086)

   Net increase in Members' Capital derived
       from operations                                                                -           7,450,614             7,450,614

   Reallocation of incentive allocation                                          50,259             (50,259)                    -
                                                                               --------------------------------------------------
MEMBERS' CAPITAL, SEPTEMBER 30, 2007                                           $      -        $244,439,952         $ 244,439,952
                                                                               ==================================================

Capital reallocable to the Special Members had the Members' measurement period for incentive allocation closed on:

             March 31, 2007                     $ 441,076     Measurement period: January 1, 2007 through March 31, 2007
                                                =========
             September 30, 2007                 $ 664,423     Measurement period: January 1, 2007 through September 30, 2007
                                                =========


   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Cash Flows (Unaudited)

                   For the Six Months Ended September 30, 2007



CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital resulting from operations                                     $  7,450,614
Adjustments to reconcile net increase in Members' Capital resulting from operations to net cash provided by operating activities
      Net realized gain on investments in Portfolio Funds and Options                            (3,449,774)
      Net realized loss on investments in Futures                                                   195,663
      Net change in unrealized appreciation on investments in Portfolio Funds, Futures
         and Options                                                                             (5,327,277)
      Purchases of Portfolio Funds and Options                                                  (62,832,840)
      Proceeds from sales of Portfolio Funds and Futures                                         12,610,689
(Increase)/Decrease in operating assets
      Margin deposits with broker for Futures contracts                                             (77,811)
      Redemptions receivable from investments in Portfolio Funds                                (10,174,223)
      Investments in Portfolio Funds paid in advance                                             (1,400,000)
      Interest receivable                                                                            11,971
      Prepaid insurance                                                                              54,615
Increase/(Decrease) in operating liabilities
      Management fee payable                                                                         54,087
      Professional fees payable                                                                      14,907
      Administration fee payable                                                                      5,015
      Subadviser out-of-pocket expenses payable                                                         588
      Other liabilities                                                                              (7,920)
                                                                                               ------------

   NET CASH USED IN OPERATING ACTIVITIES                                                        (62,871,696)
                                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                            69,837,741
Capital withdrawals                                                                             (10,324,086)
Decrease in contributions received in advance                                                      (791,000)
Decrease in capital withdrawals payable                                                          (1,013,054)
Decrease in restricted cash                                                                       1,014,836
                                                                                               ------------

   NET CASH PROVIDED BY FINANCING ACTIVITIES                                                     58,724,437
                                                                                               ------------
NET DECREASE IN CASH                                                                             (4,147,259)

Cash at beginning of period                                                                       9,256,591
                                                                                               ------------
CASH AT END OF PERIOD                                                                          $  5,109,332
                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights



The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual member's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                                        (Audited)
                                       ---------------------------------------------------------------------------------------------
                                           (Unaudited)                             Year Ended March 31,
                                       -----------------        --------------------------------------------------------------------
                                                                                                                   January 2, 2003
                                           Six Months                                                             (commencement of
                                              Ended                                                                 operations)
                                           September                                                                  through
                                             2007               2007         2006          2005           2004      March 31, 2003
                                       -----------------     ----------   ----------    ----------    ---------  -------------------
Ratios to average Members Capital:

Net investment loss - prior to
incentive allocation, net of waivers (b)      (1.08%)(a)       (1.21%)       (1.19%)       (1.53%)        (1.73%)      (1.71%)(a)
Incentive allocation                          (0.13%)(d)(j)    (0.47%)(e)    (0.55%)(f)    (0.27%)(g)     (1.07%)(h)   (0.15%)(i)(j)
                                           --------          --------     ---------     ---------     ----------     --------
Net investment loss - net of incentive
allocation, net of waivers (b)                (1.21%)(a)       (1.68%)       (1.74%)       (1.80%)        (2.80%)      (1.86%)(a)
                                           ========          ========     ========      ========      =========      ========
Expenses (b) (c)                               1.38%(a)         1.42%         1.29%         1.55%          1.75%        1.75%
Incentive allocation                           0.13%(d)(j)      0.47%(e)      0.55%(f)      0.27%(g)       1.07%(h)     0.15%(j)
                                           --------          --------     ---------     ---------     ----------     --------
Total expenses and incentive allocation        1.51%            1.89%         1.84%         1.82%          2.82%        1.90%
                                           ========          ========     ========      ========      =========      ========
Total return - prior to incentive
allocation                                     3.92%(j)        10.22%         9.94%         4.45%         12.43%        1.82%(j)
Incentive allocation                          (0.16%)(d)(j)    (0.49%)(e)    (0.60%)(f)    (0.23%)(g)     (1.16%)(h)   (0.15%)(i)(j)
                                           --------          --------     ---------     ---------     ----------     --------
Total return - net of incentive
allocation                                     3.76%(j)         9.73%         9.34%         4.22%         11.27%        1.67%(j)
                                           ========          ========     ========      ========      =========      ========
Portfolio turnover rate                        6.40%(j)        17.15%        12.86%         7.56%          2.71%           --
                                           ========          ========     ========      ========      =========      ========
Members' Capital, end of period ($000)     $244,440          $177,476     $181,042      $179,256      $ 126,021      $ 41,814
                                           ========          ========     ========      ========      =========      ========



   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

(a)  Annualized, except for organizational and offering expenses if applicable.

(b) The Adviser waived $15,369 of management fees for the period ended March 31, 2003. The net investment loss prior to incentive allocation ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis for that period had these fees not been waived by the Adviser. Pursuant to an expense deferral agreement, the Adviser requested reimbursement of deferred expenses during the years ended March 31, 2004 and 2005, and agreed to forego reimbursement of deferred expenses in each of those years also. Reimbursement to the Adviser of deferred expenses is included in the expense ratios for the periods in which such reimbursement was requested.

(c) Expenses of the underlying Portfolio Funds are not included in the expense ratios.

(d) Calculated based on the amount reallocable to the Special Members for the period April 1, 2007 to September 30, 2007 had the measurement period for incentive allocation closed on the date indicated.

(e) Calculated based on the amount reallocable to the Special Members at December 31, 2006 for the period April 1, 2006 through December 31, 2006 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2007 to March 31, 2007 had the measurement period for the incentive allocation closed on the date indicated.

(f) Calculated based on the amount reallocable to the Special Members at December 31, 2005 for the period April 1, 2005 through December 31, 2005 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2006 to March 31, 2006 had the measurement period for the incentive allocation closed on the date indicated.

(g) Calculated based on the amount reallocable to the Special Members at December 31, 2004 for the period April 1, 2004 through December 31, 2004 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2005 to March 31, 2005 had the measurement period for the incentive allocation closed on the date indicated.

(h) Calculated based on the amount reallocable to the Special Members at December 31, 2003 for the period April 1, 2003 through December 31, 2003, in addition to the amount that would have been allocable to the Special Members for the period January 1, 2004 through March 31, 2004 had the measurement period for incentive allocation closed on the date indicated.

(i) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on March 31, 2003.

(j)  Not annualized.



   The accompanying notes are an integral part of these financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        NOtes to Financial Statements

                               September 30, 2007


1.   ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end management investment company and is operating as a diversified investment company. The Fund has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objectives of the Fund are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Fund employs a multi-strategy, multi-manager investment strategy premised on the risk control benefits of diversification and the value of a hedged investment approach. The Fund seeks diversification by investing in partnerships and other investment vehicles ("Portfolio Funds") that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. These Portfolio Funds are managed by selected investment managers ("Investment Managers") who specialize in the chosen strategies. The Fund generally invests in between 25 and 50 Portfolio Funds.

Banc of America Investment Advisors, Inc. (the "Adviser") is the SEC registered investment adviser to the Fund. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("BAC"). The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.   PORTFOLIO VALUATION

The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Board. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to Portfolio Funds and the Fund's share of net earnings from Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from Portfolio Funds. The Fund, the Adviser, and the Subadviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser, and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by Portfolio Funds or their portfolio managers or administrators.

Portfolio Funds, or their administrator or portfolio managers, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Fund or its portfolio manager or administrator.

               Columbia Management Multi-Strategy Hedge Fund, LLC

Some of Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly.

C.   SECURITY TRANSACTIONS

Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

D.   INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses are calculated on the average cost basis.

E.   INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the Fund's members (the "Members") are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

F.   CASH

At September 30, 2007, a total of $6,084,603 in cash was held on deposit at PFPC Trust Company, the Fund's custodian. Of that amount, $975,271 was held in a segregated account at PFPC Trust Company related to holdbacks on withdrawals from investors in the Fund.

G.   FUTURES

The Fund utilized futures contracts during the period ended September 30, 2007. The Fund's use of futures is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked to market and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

H.   OPTIONS CONTRACTS

An option gives the owner the right, but not the obligation, to buy or sell a specified item at a fixed price during a specified period for a nonrefundable fee (the "premium"). The maximum loss to the buyer is limited to the premium originally paid. The premiums paid for the purchase of these options are included in the statement of assets, liabilities and members' capital as an investment and subsequently marked-to-market to reflect the value of the options, with unrealized gains and losses included in the statement of operations.

As a writer of options, the Fund receives a premium and bears the risk of unfavorable changes in the prices of the securities or index instruments underlying the options. Premiums received from writing put and call options which have not expired are presented in the liabilities section of the statement of assets, liabilities and members' capital and subsequently adjusted to the current market value of the options written, but not less than zero. If the current market value of an option exceeds the premium received, the excess is recorded as an unrealized loss and, conversely, if the premium exceeds the current market value, the excess, to the extent of premium received, is recorded as an unrealized gain.

3.   MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

Net profits or net losses for a given fiscal period are measured by the net change in the value of the Members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the

               Columbia Management Multi-Strategy Hedge Fund, LLC management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

The Board, from time to time and in their complete and exclusive discretion, may determine to repurchase interests from Members, including the Adviser, pursuant to written tenders by Members on such terms and conditions as the Board may determine. The Board offered to repurchase interests from Members at June 30, 2007. The interests redeemed pursuant to such tenders are shown in the Statements of Changes in Members Capital.

Initial and additional applications for interests by eligible Members may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interest in the Fund.

4.   INVESTMENTS IN PORTFOLIO FUNDS

The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

For the six months ended September 30, 2007, aggregate purchases and sales of Portfolio Funds amounted to $62,617,129, and $12,806,352, respectively.

5.   MANAGEMENT FEE

Pursuant to a management agreement between the Fund and the Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the Members' ending monthly capital of the Fund before taking into consideration management fees. Pursuant to the terms of a subadvisory agreement between the Adviser and the Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser. The Subadviser is also reimbursed by the Fund for out-of-pocket expenses incurred by the Subadviser related to the Fund, up to an annual limit of $25,000.

               Columbia Management Multi-Strategy Hedge Fund, LLC

6.   INCENTIVE ALLOCATION

An incentive allocation is calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Member's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of
(a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Member's capital account for such Incentive Period over (b) the greater of (i) the Member's Hurdle Rate Amount (as defined below) for that Incentive Period and (ii) the balance in the Member's Loss Carryforward (as defined below) as of the end of the prior Incentive Period.

A Member's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Member's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period. The "Hurdle Rate Amount" is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amounts for June 30, 2007 and September 30, 2007 were 4.910% and 4.986% per annum, respectively. On June 30, 2007 an incentive allocation of $50,259 was realized upon redemption of a Member's interest. Additional capital of $664,423 would have been reallocable to the Special Members had the Members' measurement period for incentive allocation closed on September 30, 2007.

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member is treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Member during the Incentive Period prior to such repurchase or distribution, and the Member's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Member's Interest that is repurchased or distributed.

               Columbia Management Multi-Strategy Hedge Fund, LLC

7.   ADMINISTRATION AND REGULATORY ADMINISTRATION FEES

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members' capital, subject to a monthly minimum fee.

8.   RELATED PARTY TRANSACTIONS

Each Board member who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses.

Effective April 1, 2005, the Adviser provides a Chief Compliance Officer to the Fund at no cost to the Fund.

Investors who tendered interests in the Fund prior to the December 31, 2005 tender period were not paid interest on their contingent payment as stated on the tender offer documents. As a result, these investors were due interest from the Fund in the aggregate amount of $12,070 representing the unpaid interest amount due to investors from the date of the original tender payment through June 30, 2006. The Adviser reimbursed the Fund for unpaid interest paid to investors in the amount of $12,070, which activity is reflected in the statement of changes in members' capital for the year ended March 31, 2007.


9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund had only invested in such limited partnership and limited liability company interests.

               Columbia Management Multi-Strategy Hedge Fund, LLC

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Members and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

10.  LITIGATION EVENT

The events described below have not directly impacted the Fund or had any material adverse effect on its financial position or results of operations.

On February 9, 2005, certain affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission ("SEC") (the "SEC Orders") in connection with matters relating to mutual fund trading. Copies of the SEC Orders are available on the SEC

               Columbia Management Multi-Strategy Hedge Fund, LLC

10.  LITIGATION EVENT (CONTINUED)

website at http://www.sec.gov. Copies of the NYAG Settlements are available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

In connection with the events that resulted in the NYAG Settlements and SEC Orders, various parties filed suit against certain Columbia Funds (including former Nations Funds), the Trustees of the Columbia Funds (including Trustees of the former Nations Funds), FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, were transferred to a multi-district proceeding in the Federal District Court in Maryland for consolidated or coordinated pretrial proceedings. The parties have reached settlements with respect to the claims in the actions concerning the Columbia Funds. All such settlements are subject to court approval.

Certain other actions against certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution and other improper purposes, have been consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION on March 2, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The terms of the settlement require the Adviser and/or its affiliates to make certain payments including plaintiffs' attorneys' fees and costs of notice to class members.

               Columbia Management Multi-Strategy Hedge Fund, LLC

11.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 will not have a material impact to the Fund's financial statements upon adoption.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Investors' Capital for a fiscal period.

12.  SUBSEQUENT EVENTS

Subsequent  to  September  30,  2007,  the  Fund  received   additional  capital
contributions of $13,209,000.





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-786-9977; and (ii) on the Commission's website at http://www.sec.gov Columbia Management Multi-Strategy Hedge Fund, LLC

               Columbia Management Multi-Strategy Hedge Fund, LLC

               Investment Contract Renewal Disclosure (unaudited)



BOARD ACTION WITH RESPECT TO ADVISORY AND SUBADVISORY AGREEMENTS

At a meeting held on September 19, 2007, the Board of Directors of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund"), which consists only of Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act of 1940, as amended), approved the continuation of the Fund's management agreement (the "Management Agreement") with Banc of America Investment Advisors, Inc. ("BAIA") and the subadvisory agreement (the "Subadvisory Agreement" and, together with the Management Agreement, the "Advisory Agreements") with Grosvenor Capital Management, L.P. ("Grosvenor") for an additional one-year period ending on October 31, 2008. At that meeting, the Board considered information and factors that it believed were relevant to the interests of the Fund's investors, and during its deliberations consulted with its independent legal counsel and with Fund counsel. In addition, at most of its other meetings throughout the year, the Board considers matters bearing on the Advisory Agreements.

The Directors received and reviewed all materials that they or their independent legal counsel believed to be reasonably necessary to evaluate the Advisory Agreements and determine whether to approve their continuation. Those materials included, among other items, (i) a report prepared by BAIA comparing the Fund's investment performance to the performance of a universe of registered funds of hedge funds compiled by an independent third party, including funds managed by third parties and another registered fund managed by BAIA (the "Third
Party-Identified Peer Group"), and the Fund's performance benchmark; (ii) a report prepared by BAIA comparing the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of the Third Party-Identified Peer Group, and a report prepared by the independent third party comparing the Fund's expenses to those of the Third Party-Identified Peer Group; (iii) information about the profitability of the Management Agreement to BAIA and potential "fall-out" or ancillary benefits that BAIA and its affiliates may receive as a result of their relationships with the Fund; and (iv) information obtained through BAIA's and Grosvenor's response to a letter prepared at the request of the Directors by their independent legal counsel requesting certain information in connection with the renewal of the Fund's Advisory Agreements. The Board also considered other information such as (v) BAIA's financial results and BAIA's and Grosvenor's financial condition; and
(vi) BAIA's and Grosvenor's resources devoted to, and their respective records of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies. Throughout the process, the Directors had the opportunity to ask questions of, and request additional materials from, BAIA and Grosvenor and to consult with their independent legal counsel. The Board also referred to information about the Fund's investment process that it received from Grosvenor's investment professionals at previous meetings throughout the year.

In considering whether to approve the continuation of the Advisory Agreements, the Directors did not identify any single factor as determinative, and each weighed various factors as he deemed appropriate. The Directors considered the following matters in connection with their approval of the continuation of the Advisory Agreements:

               Columbia Management Multi-Strategy Hedge Fund, LLC

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED. The Board considered the nature, quality and extent of the advisory services provided by BAIA and Grosvenor under the Advisory Agreements. It considered the investment approach Grosvenor employs, Grosvenor's research capabilities, the nature of BAIA's and Grosvenor's experience and resources, the experience of relevant BAIA and Grosvenor personnel, and BAIA's and Grosvenor's resources, practices and procedures designed to address regulatory compliance matters.

INVESTMENT PERFORMANCE. The Board reviewed the Fund's investment performance and the performance of the funds in the Third Party-Identified Peer Group. The Board reviewed the factors that Grosvenor identified as contributing to performance.

EXPENSE INFORMATION, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the fees payable under the Fund's Advisory Agreements and the fact that BAIA pays Grosvenor's subadvisory fees out of the advisory fees that BAIA receives from the Fund. The Board also considered the incentive allocation payable to Grosvenor and BAIA. The Board reviewed the Fund's fees and expenses and the fees and expenses of other comparable registered funds of hedge funds included in the Third Party-Identified Peer Group. The Board also considered information regarding the advisory fees paid by a similar registered fund of hedge funds managed by BAIA that was included in the Third Party-Identified Peer Group. The Board noted BAIA's stated justification for the advisory fees charged to the Fund, which included information about performance and services.

The Board reviewed the actual dollar amount of fees paid to BAIA and Grosvenor under the Advisory Agreements and BAIA's expenses in providing its services and, in this context, considered the fact that BAIA or its affiliates provide other services to the Fund and its investors and receive payment for these services. The Board also considered so-called "fall-out" benefits to BAIA, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund.

In addition, the Board considered possible economies of scale with respect to the management of the Fund that might be realized at different Fund asset levels. In this regard, the Board considered the Fund's existing and reasonably foreseeable asset levels and information relating to BAIA's costs.

OTHER CONSIDERATIONS. The Board also considered the terms of the Advisory Agreements, including the applicable standard of care, and the structure of, and the method used to determine, the compensation of Grosvenor's portfolio managers. In addition, the Board considered the extent to which the Fund operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the Fund, BAIA and Grosvenor.

Based on these considerations and following deliberation and discussion, in open session with representatives of BAIA and Grosvenor and in executive session with independent legal counsel, the Directors concluded that (i) BAIA and Grosvenor had the capabilities, resources and personnel necessary to fulfill their duties under the Advisory Agreements; (ii) the scope and quality of services

               Columbia Management Multi-Strategy Hedge Fund, LLC
provided under the Advisory Agreements are consistent with the Fund's operational requirements; (iii) the advisory fees paid to BAIA under the Management Agreement as well as the incentive allocation payable to BAIA were reasonable in light of the services that BAIA provides and the costs that BAIA incurs; (iv) the subadvisory fees paid to Grosvenor under the Subadvisory Agreement as well as the incentive allocation payable to Grosvenor were reasonable in light of the services that Grosvenor provides; (v) BAIA's profitability in providing advisory services to the Fund was reasonable; and
(vi) there was no potential for economies of scale to be realized by BAIA and Grosvenor in managing the Fund given the current and foreseeable asset size of the Fund. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Directors approved the continuance of the Advisory Agreements.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable for semi-annual reports.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

  (a)(3)  Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Columbia Management Multi-Strategy Hedge Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date              12/7/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date              12/7/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date              12/7/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.